Condensed Consolidated Statements of Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Ceded premiums, related parties	$ 78,657	$ 185,097
Related party transactions
Ceded premiums, related parties	$ 30,277	$ 144,100